CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings (accumulated deficit)	Total
Balance, beginning of period at Jan. 31, 2022	$ 536,297	$ 473,303	$ (12,393)	$ 2,612
Stock-based compensation expense		6,523
Stock options and share units exercised	706	(206)
Other comprehensive income (loss), net of income taxes			(14,420)
Net income				46,017	$ 46,017
Balance, end of period at Jul. 31, 2022	537,003	479,620	(26,813)	48,629	1,038,439
Balance, beginning of period at Apr. 30, 2022	536,842	475,934	(24,011)	25,727
Stock-based compensation expense		3,736
Stock options and share units exercised	161	(50)
Other comprehensive income (loss), net of income taxes			(2,802)
Net income				22,902	22,902
Balance, end of period at Jul. 31, 2022	537,003	479,620	(26,813)	48,629	1,038,439
Balance, beginning of period at Jan. 31, 2023	538,448	486,551	(30,456)	104,848	1,099,391
Stock-based compensation expense		7,370
Stock options and share units exercised	8,536	(7,401)
Other comprehensive income (loss), net of income taxes			8,439
Net income				57,469	57,469
Balance, end of period at Jul. 31, 2023	546,984	486,520	(22,017)	162,317	1,173,804
Balance, beginning of period at Apr. 30, 2023	546,274	482,214	(30,452)	134,201
Stock-based compensation expense		4,451
Stock options and share units exercised	710	(145)
Other comprehensive income (loss), net of income taxes			8,435
Net income				28,116	28,116
Balance, end of period at Jul. 31, 2023	$ 546,984	$ 486,520	$ (22,017)	$ 162,317	$ 1,173,804